Accrued Expenses (Tables)	12 Months Ended
Sep. 30, 2012
Accrued Expenses [Abstract]
Accrued expenses
	2012	2011

Accrued salaries	$306,055	$564,458
Interest payable	364,567	236,229
Claims payable	-	15,334
Other accrued expenses	237,106	190,793

Total accrued expenses	$907,728	$1,006,814